Commitments and Contingencies (Details) $ in Thousands		12 Months Ended
	Sep. 01, 2016 item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Commitments and Contingencies
Bad debt expense			$ 15,834
Hanjin
Commitments and Contingencies
Number of charters cancelled | item	8
Bad debt expense		$ 15,800	15,800
Collectability of receivables | Unsecured claim submitted to Seoul Central District Court against Hanjin Shipping | Pending litigation
Commitments and Contingencies
Total unsecured claim		$ 597,900	$ 597,900